SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

                                   --------

                      Deutsche Gold & Precious Metals Fund



Effective November 4, 2016, the following information replaces the existing disclosure contained under the "Portfolio Manager(s)" sub-heading of the "MANAGEMENT" section of the fund's summary prospectus.


JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2016.

SCOTT IKUSS, VICE PRESIDENT. Portfolio Manager of the fund. Began managing the fund in 2016.

               Please Retain This Supplement for Future Reference


October 14, 2016
PROSTKR-727

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